Loans and asset quality (Tables)	12 Months Ended
Dec. 31, 2015
Receivables [Abstract]
Loan Portfolio
The table below provides the details of our loan portfolio and industry concentrations of credit risk at Dec. 31, 2015 and 2014.

Loans	Dec. 31,
(in millions)	2015	2014
Domestic:
Financial institutions	$6,640	$5,603
Commercial	2,115	1,390
Wealth management loans and mortgages	13,247	11,095
Commercial real estate	3,899	2,524
Lease financings	1,007	1,282
Other residential mortgages	1,055	1,222
Overdrafts	911	1,348
Other	1,137	1,113
Margin loans	19,340	20,034
Total domestic	49,351	45,611
Foreign:
Financial institutions	9,259	7,716
Commercial	227	252
Wealth management loans and mortgages	100	89
Commercial real estate	46	6
Lease financings	850	889
Other (primarily overdrafts)	3,637	4,569
Margin loans	233	—
Total foreign	14,352	13,521
Total loans (a)	$63,703	$59,132

(a)	Net of unearned income of $674 million at Dec. 31, 2015 and $866 million at Dec. 31, 2014 primarily on domestic and foreign lease financings.

Allowance for Credit Losses Activity
Transactions in the allowance for credit losses are summarized as follows:

Allowance for credit losses activity for the year ended Dec. 31, 2015					Wealth management loans and mortgages	Other residential mortgages
(in millions)	Commercial	Commercial real estate	Financial institutions	Lease financings			All Other		Foreign	Total
Beginning balance	$60	$50	$31	$32	$22	$41	$—		$44	$280
Charge-offs	—	—	(170)	—	—	(2)	—		—	(172)
Recoveries	—	—	1	—	—	6	—		—	7
Net (charge-offs) recoveries	—	—	(169)	—	—	4	—		—	(165)
Provision	22	9	169	(17)	(3)	(11)	—		(9)	160
Ending balance	$82	$59	$31	$15	$19	$34	$—		$35	$275
Allowance for:
Loan losses	$24	$37	$9	$15	$15	$34	$—		$23	$157
Lending-related commitments	58	22	22	—	4	—	—		12	118
Individually evaluated for impairment:
Loan balance	$—	$1	$171	$—	$8	$—	$—		$—	$180
Allowance for loan losses	—	1	—	—	1	—	—		—	2
Collectively evaluated for impairment:
Loan balance	$2,115	$3,496	$6,469	$1,007	$13,239	$1,035	$21,388	(a)	$14,352	$63,101
Allowance for loan losses	24	36	9	15	14	34	—		23	155

(a)	Includes $911 million of domestic overdrafts, $19,340 million of margin loans and $1,137 million of other loans at Dec. 31, 2015.

Allowance for credit losses activity for the year ended Dec. 31, 2014					Wealth management loans and mortgages	Other residential mortgages
(in millions)	Commercial	Commercial real estate	Financial institutions	Lease financings			All Other		Foreign	Total
Beginning balance	$83	$41	$49	$37	$24	$54	$—		$56	$344
Charge-offs	(12)	(2)	—	—	(1)	(2)	—		(3)	(20)
Recoveries	1	—	1	—	—	2	—		—	4
Net (charge-offs) recoveries	(11)	(2)	1	—	(1)	—	—		(3)	(16)
Provision	(12)	11	(19)	(5)	(1)	(13)	—		(9)	(48)
Ending balance	$60	$50	$31	$32	$22	$41	$—		$44	$280
Allowance for:
Loan losses	$17	$32	$17	$32	$17	$41	$—		$35	$191
Lending-related commitments	43	18	14	—	5	—	—		9	89
Individually evaluated for impairment:
Loan balance	$—	$—	$—	$—	$8	$—	$—		$—	$8
Allowance for loan losses	—	—	—	—	1	—	—		—	1
Collectively evaluated for impairment:
Loan balance	$1,390	$2,503	$5,603	$1,282	$11,087	$1,222	$22,495	(a)	$13,521	$59,103
Allowance for loan losses	17	32	17	32	16	41	—		35	190

(a)	Includes $1,348 million of domestic overdrafts, $20,034 million of margin loans and $1,113 million of other loans at Dec. 31, 2014.

Allowance for credit losses activity for the year ended Dec. 31, 2013					Wealth management loans and mortgages	Other residential mortgages	All Other		Foreign	Total
(in millions)	Commercial	Commercial real estate	Financial institutions	Lease financings
Beginning balance	$104	$30	$36	$49	$30	$88	$2		$48	$387
Charge-offs	(4)	(1)	—	—	(1)	(8)	—		(3)	(17)
Recoveries	1	—	4	—	—	4	—		—	9
Net (charge-offs)	(3)	(1)	4	—	(1)	(4)	—		(3)	(8)
Provision	(18)	12	9	(12)	(5)	(30)	(2)		11	(35)
Ending balance	$83	$41	$49	$37	$24	$54	$—		$56	$344
Allowance for:
Loan losses	$21	$21	$10	$37	$19	$54	$—		$48	$210
Lending-related commitments	62	20	39	—	5	—	—		8	134
Individually evaluated for impairment:
Loan balance	$15	$3	$—	$—	$12	$—	$—		$6	$36
Allowance for loan losses	2	1	—	—	3	—	—		1	7
Collectively evaluated for impairment:
Loan balance	$1,519	$1,998	$4,511	$1,322	$9,731	$1,385	$17,734	(a)	$13,421	$51,621
Allowance for loan losses	19	20	10	37	16	54	—		47	203

(a)	Includes $1,314 million of domestic overdrafts, $15,652 million of margin loans and $768 million of other loans at Dec. 31, 2013.

Nonperforming Assets
The table below presents the distribution of our nonperforming assets.

Nonperforming assets (in millions)	Dec. 31, 2015	Dec. 31, 2014

Nonperforming loans:
Financial institutions	$171	$—
Other residential mortgages	102	112
Wealth management loans and mortgages	11	12
Commercial real estate	2	1
Total nonperforming loans	286	125
Other assets owned	6	3
Total nonperforming assets (a)	$292	$128

(a)
Loans of consolidated investment management funds are not part of BNY Mellon’s loan portfolio. Included in the loans of consolidated investment management funds are nonperforming loans of $53 million at Dec. 31, 2014. These loans are recorded at fair value and therefore do not impact the provision for credit losses and allowance for loan losses, and accordingly are excluded from the nonperforming assets table above. In the second quarter of 2015, BNY Mellon adopted the new accounting guidance included in ASU 2015-02, Consolidations. As a result, we deconsolidated substantially all of the loans of consolidated investment management funds retrospectively to Jan. 1, 2015.

Lost Interest
The table below presents the amount of lost interest income.

Lost interest
(in millions)	2015	2014	2013
Amount by which interest income recognized on nonperforming loans exceeded reversals
Total	$—	$1	$2
Foreign	—	—	—
Amount by which interest income would have increased if nonperforming loans at year-end had been performing for the entire year
Total	$6	$7	$9
Foreign	—	—	—

Information about Impaired Loans
The tables below provide information about our impaired loans. We use the discounted cash flow method as the primary method for valuing impaired loans.

Impaired loans	2015		2014		2013
(in millions)	Average recorded investment	Interest income recognized	Average recorded investment	Interest income recognized	Average recorded investment	Interest income recognized
Impaired loans with an allowance:
Commercial	$—	$—	$11	$—	$37	$1
Commercial real estate	1	—	2	—	5	—
Financial institutions	—	—	—	—	1	—
Wealth management loans and mortgages	6	—	8	—	17	—
Foreign	—	—	3	—	8	—
Total impaired loans with an allowance	7	—	24	—	68	1
Impaired loans without an allowance:
Commercial	—	—	—	—	2	—
Commercial real estate	—	—	1	—	6	—
Financial institutions	—	—	—	—	1	—
Wealth management loans and mortgages	2	—	2	—	3	—
Total impaired loans without an allowance (a)	2	—	3	—	12	—
Total impaired loans	$9	$—	$27	$—	$80	$1

(a)
When the discounted cash flows, collateral value or market price equals or exceeds the carrying value of the loan, then the loan does not require an allowance under the accounting standard related to impaired loans.

Impaired loans	Dec. 31, 2015			Dec. 31, 2014
(in millions)	Recorded investment	Unpaid principal balance	Related allowance (a)	Recorded investment	Unpaid principal balance	Related allowance (a)
Impaired loans with an allowance:
Wealth management loans and mortgages	$6	$7	$1	$6	$6	$1
Commercial real estate	1	3	1	—	—	—
Total impaired loans with an allowance	7	10	2	6	6	1
Impaired loans without an allowance:
Financial institutions	171	312	N/A	—	—	N/A
Wealth management loans and mortgages	2	2	N/A	2	2	N/A
Commercial real estate	—	—	N/A	1	3	N/A
Total impaired loans without an allowance (b)	173	314	N/A	3	5	N/A
Total impaired loans (c)	$180	$324	$2	$9	$11	$1

(a)	The allowance for impaired loans is included in the allowance for loan losses.

(b)
When the discounted cash flows, collateral value or market price equals or exceeds the carrying value of the loan, then the loan does not require an allowance under the accounting standard related to impaired loans.

(c)
Excludes an aggregate of $2 million and less than $1 million of impaired loans in amounts individually less than $1 million at Dec. 31, 2015 and Dec. 31, 2014, respectively. The allowance for loan loss associated with these loans totaled less than $1 million at both Dec. 31, 2015 and Dec. 31, 2014.

Information about Past Due Loans
The table below sets forth information about our past due loans.

Past due loans and still accruing interest	Dec. 31, 2015				Dec. 31, 2014
	Days past due			Total past due	Days past due			Total past due
(in millions)	30-59	60-89	>90		30-59	60-89	>90
Commercial real estate	$57	$11	$—	$68	$79	$—	$—	$79
Wealth management loans and mortgages	69	2	1	72	45	—	1	46
Other residential mortgages	22	5	4	31	23	3	5	31
Total past due loans	$148	$18	$5	$171	$147	$3	$6	$156

Troubled Debt Restructurings
The following table presents TDRs that occurred in 2015 and 2014.

TDRs	2015			2014
		Outstanding recorded investment			Outstanding recorded investment
(dollars in millions)	Number of contracts	Pre-modification	Post-modification	Number of contracts	Pre-modification	Post-modification
Other residential mortgages	68	$13	$16	108	$17	$20
Wealth management loans and mortgages	4	—	—	1	—	—
Foreign	—	—	—	1	5	4
Total TDRs	72	$13	$16	110	$22	$24

Credit Quality Indicators - Commercial Portfolio - Credit Risk Profile by Creditworthiness Category
The following tables set forth information about credit quality indicators.

Commercial loan portfolio

Commercial loan portfolio – Credit risk profile by creditworthiness category
	Commercial		Commercial real estate		Financial institutions
(in millions)	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2014
Investment grade	$2,026	$1,381	$2,678	$1,641	$13,965	$11,576
Non-investment grade	316	261	1,267	889	1,934	1,743
Total	$2,342	$1,642	$3,945	$2,530	$15,899	$13,319

Credit Quality Indicators - Wealth Management Loans and Mortgages - Credit Risk Profile by Internally Assigned Grade
Wealth management loans and mortgages

Wealth management loans and mortgages – Credit risk profile by internally assigned grade
(in millions)	Dec. 31, 2015	Dec. 31, 2014
Wealth management loans:
Investment grade	$6,529	$5,621
Non-investment grade	171	29
Wealth management mortgages	6,647	5,534
Total	$13,347	$11,184